COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jul. 12, 2022	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
TAT Technologies Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Royalty expense		$ 1,668	$ 1,746	$ 4,877	$ 4,208
Tat Industries Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Litigation, total damages sought by customer	$ 750